Financial Instrument Risk Management - Narrative (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Percent of debt security portfolio considered investment grade	98.00%	98.00%
Available-for-sale
Disclosure of financial assets [line items]
Impairment loss on available-for-sale assets	CAD 7,000,000	CAD 8,000,000
Debt securities | Available-for-sale
Disclosure of financial assets [line items]
Reversal of impairment	CAD 0	CAD 0